Short-Term and Long-Term Debt (Composition of Long-Term Debt, Weighted Average Contract Interest Rate on Long-Term Debt and Repayment Due Dates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
Long-term Debt	¥ 4,427,046	¥ 4,416,833
Weighted average rate	1.30%	1.10%
Fixed rate, Banks
Debt Instrument [Line Items]
Long-term Debt	¥ 545,320	¥ 519,858
Weighted average rate	1.30%	1.20%
Minimum maturity date	2023	2022
Maximum maturity date	2082	2037
Floating rate, Banks
Debt Instrument [Line Items]
Long-term Debt	¥ 2,076,802	¥ 2,038,098
Weighted average rate	1.10%	0.80%
Minimum maturity date	2023	2022
Maximum maturity date	2077	2077
Fixed rate, Insurance companies and others
Debt Instrument [Line Items]
Long-term Debt	¥ 322,411	¥ 328,790
Weighted average rate	0.80%	0.80%
Minimum maturity date	2023	2023
Maximum maturity date	2082	2039
Floating rate, Insurance companies and others
Debt Instrument [Line Items]
Long-term Debt	¥ 296,230	¥ 302,337
Weighted average rate	0.80%	0.60%
Minimum maturity date	2023	2023
Maximum maturity date	2077	2077
Unsecured bonds
Debt Instrument [Line Items]
Long-term Debt	¥ 997,654	¥ 927,088
Weighted average rate	1.60%	1.50%
Minimum maturity date	2024	2023
Maximum maturity date	2081	2081
Unsecured notes under medium-term note program
Debt Instrument [Line Items]
Long-term Debt	¥ 32,279	¥ 141,296
Weighted average rate	4.10%	3.10%
Minimum maturity date	2023	2023
Maximum maturity date	2027	2027
Payables under securitized loan receivables and investment in securities
Debt Instrument [Line Items]
Long-term Debt	¥ 156,350	¥ 159,366
Weighted average rate	3.10%	3.20%
Minimum maturity date	2033	2022
Maximum maturity date	2043	2043